Exhibit 99.3 Schedule 3

Client Name:
Client Project Name:	PRPM 2024-NQM1
Start - End Dates:	12/10/2018 - 2/23/2023
Deal Loan Count:	10

Loan Level Tape Compare Upload

Loans in Report	10
Redacted Loan ID	Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
602DC61F-B75D-4253-A050-31EDC1B996E4	XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
602DC61F-B75D-4253-A050-31EDC1B996E4	XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
9D6E5E4E-8D7F-496D-A6DF-2115282DFF13	XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
F0318A45-9E32-4CD9-A305-029E77D54D41	XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
F0318A45-9E32-4CD9-A305-029E77D54D41	XXXXXX	XXXXXX	Representative Credit Score for Grading	798	797
8949B7F2-76D5-4F4F-B14C-D8F79F1B72FB	XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
8949B7F2-76D5-4F4F-B14C-D8F79F1B72FB	XXXXXX	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
7D493641-7D48-4DFE-A111-3BA8A7446295	XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
47099A24-F8FE-4028-8236-2E1A312C4A34	XXXXXX	XXXXXX	Documentation Type	Full Doc	Alt Doc/Bank Statements
C39F9B93-07DA-4818-A606-BC1C1AC06C6A	XXXXXX	XXXXXX	Borrower DSCR Percent	1.8626	1.619
C39F9B93-07DA-4818-A606-BC1C1AC06C6A	XXXXXX	XXXXXX	Documentation Type	Full Doc	Alt Doc/Bank Statements
C39F9B93-07DA-4818-A606-BC1C1AC06C6A	XXXXXX	XXXXXX	Periodic Rate Cap	2.000	1.000
C39F9B93-07DA-4818-A606-BC1C1AC06C6A	XXXXXX	XXXXXX	Product Type	7/1 ARM	7/6 ARM
C39F9B93-07DA-4818-A606-BC1C1AC06C6A	XXXXXX	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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